UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.9%
FINANCIAL - BANKS 0.3%
Bond Street Holdings LLC, Class A, 144A(a),(b),(c),(d)	662,947	$14,253,361
REAL ESTATE 97.6%
DIVERSIFIED 6.2%
Alexander’s	53,681	21,143,871
American Assets Trust	1,145,991	26,128,595
Vornado Realty Trust	2,738,228	230,558,798
		277,831,264
HEALTH CARE 7.2%
HCP	2,314,198	91,318,253
Health Care REIT	801,357	44,042,581
Ventas	3,210,066	183,294,768
		318,655,602
HOTEL 6.4%
Hersha Hospitality Trust	7,185,476	39,232,699
Host Hotels & Resorts	7,606,025	124,890,931
Hyatt Hotels Corp., Class A(d)	1,476,721	63,085,521
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	2,558,622	26,097,944
Starwood Hotels & Resorts Worldwide	585,168	33,009,327
		286,316,422
INDUSTRIAL 5.7%
Prologis	7,025,343	253,052,855

1

	Number of Shares	Value
OFFICE 16.3%
Alexandria Real Estate Equities	1,079,382	$78,935,206
BioMed Realty Trust	1,372,843	26,056,560
Boston Properties	1,232,872	129,439,231
Brookfield Office Properties (Canada)	4,261,805	74,368,497
Corporate Office Properties Trust	2,569,079	59,628,324
Hudson Pacific Properties	1,418,395	21,460,316
Kilroy Realty Corp.	1,373,371	64,012,822
Liberty Property Trust	1,459,933	52,148,807
Piedmont Office Realty Trust	3,490,763	61,961,043
SL Green Realty Corp.	2,010,065	155,880,541
		723,891,347
RESIDENTIAL 17.8%
APARTMENT 16.4%
American Campus Communities	1,016,872	45,474,516
Apartment Investment & Management Co.	2,731,800	72,146,838
AvalonBay Communities	682,688	96,497,949
Campus Crest Communities	1,234,222	14,391,029
Colonial Properties Trust	2,734,550	59,421,772
Education Realty Trust	2,724,160	29,529,894
Equity Residential	3,616,489	226,464,541
Essex Property Trust	118,794	17,998,479
Mid-America Apartment Communities	734,134	49,209,002
Post Properties	717,769	33,634,655
UDR	3,278,127	87,558,772
		732,327,447
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties	901,781	62,890,207
TOTAL RESIDENTIAL		795,217,654

2

	Number of Shares	Value
SELF STORAGE 7.6%
CubeSmart	1,790,983	$21,312,698
Extra Space Storage	2,043,394	58,829,313
Public Storage	1,862,799	257,382,938
		337,524,949
SHOPPING CENTER 27.1%
COMMUNITY CENTER 6.7%
Federal Realty Investment Trust	220,820	21,373,168
Kimco Realty Corp.	2,280,662	43,925,550
Regency Centers Corp.	2,561,790	113,948,419
Tanger Factory Outlet Centers	1,773,450	52,724,669
Weingarten Realty Investors	2,535,021	67,000,605
		298,972,411
REGIONAL MALL 20.4%
General Growth Properties	8,660,072	147,134,623
Macerich Co.	1,456,545	84,115,474
Simon Property Group	4,011,956	584,461,750
Taubman Centers	1,298,217	94,704,930
		910,416,777
TOTAL SHOPPING CENTER		1,209,389,188
SPECIALTY 3.3%
Digital Realty Trust	1,493,071	110,442,462
DuPont Fabros Technology	1,485,916	36,330,646
		146,773,108
TOTAL REAL ESTATE		4,348,652,389

3

		Value

TOTAL INVESTMENTS (Identified cost—$3,090,964,742)	97.9%	$4,362,905,750

OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	95,459,886

NET ASSETS (Equivalent to $66.82 per share based on 66,719,540 shares of common stock outstanding)	100.0%	$4,458,365,636

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.3% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of net assets of the Fund, all of which are illiquid.

(c) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(d) Non-income producing security.

4

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market the most advantageous market for the investment or liability.

The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock-Financial -Banks	$14,253,361	$—	$—	$14,253,361
Common Stock-Real Estate	4,348,652,389	4,348,652,389	—	—
Total Investments	$4,362,905,750	$4,348,652,389	$—	$14,253,361

Investments classified as Level 3 infrequently trade and have significant unobservable inputs.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2011	$14,253,361
Balance as of March 31, 2012	$14,253,361

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy:

	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range
Common Stock-Financial - Banks	$14,253,361	Market comparable companies	Price/Book Ratio	1.00x – 1.20x

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Financial - Banks is the price to book ratio. Significant changes in this input may result in a materially higher or lower fair value measurement.

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$3,090,964,742
Gross unrealized appreciation	$1,276,771,982
Gross unrealized depreciation	(4,830,974)
Net unrealized appreciation	$1,271,941,008

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2012